CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net income	$ 49,674,566	312,994,474	259,424,331	166,410,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,301,010	83,808,331	46,108,118	23,849,605
Amortization expense	789,853	4,976,783	4,599,015	4,497,143
Loss (gain) from disposal of production equipment				(3,991,554)
Deferred income taxes				1,640,997
Changes in operating assets and liabilities:
Trade accounts receivable	(27,225,134)	(171,542,845)	(57,082,888)	(32,663,705)
Inventories	1,704,037	10,736,967	(47,857,728)	(13,815,364)
Prepaid expenses and other current assets	(12,545,946)	(79,050,747)	(71,194,527)	(9,123,426)
Trade accounts payable	(2,542,893)	(16,022,516)	(12,528,255)	13,840,970
Accrued expenses and other payables	2,328,638	14,672,516	83,175,504	17,885,628
Income tax payable	2,343,777	14,767,904	(10,308,927)	23,816,458
Amounts due to related party				(1,407,960)
Net cash provided by operating activities	27,827,908	175,340,867	194,334,643	190,939,423
Cash flows from investing activities:
Purchases of property, plant and equipment	(48,101,691)	(303,083,944)	(537,568,350)	(175,502,478)
Asset acquisition				(45,815,984)
Purchases of land use rights			(32,386,000)
Proceeds from sale of equipment and land use right				7,966,257
Net cash used in investing activities	(48,101,691)	(303,083,944)	(569,954,350)	(213,352,205)
Cash flows from financing activities:
Capital contribution			256,100,772
Receipt from subscription receivable				8,796
Proceeds from issuances of convertible preference shares				54,050,000
Short-term borrowings (payments), net	1,698,170	10,700,000	354,800,000	53,500,000
Net cash provided by financing activities	1,698,170	10,700,000	610,900,772	107,558,796
Effect of foreign currency exchange translation	(10,440)	(65,787)	(81,518)	(239,818)
Net increase (decrease) in cash	(18,586,053)	(117,108,864)	235,199,547	84,906,196
Cash-beginning of year	54,116,811	340,984,614	105,785,067	20,878,871
Cash-end of year	35,530,758	223,875,750	340,984,614	105,785,067
Supplemental disclosure of cash flow information:
Income taxes	14,351,406	90,426,776	98,573,665	56,262,029
Interest	5,414,204	34,114,359	12,608,465	9,961,785
Non-cash investing activities:
Accrued fixed asset purchases	5,973,728	37,639,864	81,865,371	7,697,900
Disposal of production equipment				(3,991,554)